Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Less: accumulated impairment loss	¥ (2,492,826)
Foreign currency translation adjustments	(253,763)
Balance as of December	46,377,583	¥ 46,377,583	$ 6,532,146	¥ 46,377,583	¥ 49,124,172
China Mobility
Goodwill
Less: accumulated impairment loss	0
Foreign currency translation adjustments	0
Balance as of December	46,283,879	46,283,879		46,283,879	46,283,879
International
Goodwill
Less: accumulated impairment loss	(2,492,826)
Foreign currency translation adjustments	(253,763)
Balance as of December	0	0		0	2,746,589
Other Initiatives
Goodwill
Less: accumulated impairment loss	0
Foreign currency translation adjustments	0
Balance as of December	¥ 93,704	¥ 93,704		¥ 93,704	¥ 93,704